Asset Retirement Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation

NOTE 4—ASSET RETIREMENT OBLIGATION

The following table reconciles the value of the asset retirement obligation for the periods ended March 31, 2012 and 2011:

	March 31 2012	March 31, 2011
Opening balance	$1,601,423	$—
Liabilities incurred	—	—
Liabilities settled	—	—
Foreign currency translation adjustment	25,932	—
Accretion expense	13,025	—

Ending balance	$1,640,381	$—

NOTE 5—ASSET RETIREMENT OBLIGATION

The following table reconciles the value of the asset retirement obligation for the years ended December 31, 2011 and 2010 :

	2011	2010
Opening balance, January 1	$—	$—
Liabilities incurred	1,586,211	—
Liabilities settled	—	—
Accretion expense	15,212	—

Ending balance, December 31	$1,601,423	$—